Accounts Receivable and Other - Components of Other Receivables and Prepaid Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Receivables [Abstract]
Government authorities	$ 16,257	$ 28,857
Due from related parties	7,839	8,987
Prepaid expenses	6,638	7,075
Advances to suppliers	1,868	1,062
Interest receivable	760	825
Other	2,205	556
Other receivables and prepaid expenses	$ 35,567	$ 47,362